Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Limited Partners Common	Limited Partners Preferred	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2012	$ 573,828	$ 9,049	$ 425,497	$ 139,744	$ 574,290	$ (462)
Distributions declared and paid (distributions of $0.93 in 2013 and 2014 and $0.94 in 2015 per common unit, $0.86 in 2013 and 2014 and $0.87 in 2015 per preferred unit) (Note 12)	(88,241)	(1,397)	(68,759)	(18,085)	(88,241)
Partnership's net income	99,481	1,598	79,078	18,805	99,481
Issuance of Partnership's units (Note 12)	192,368		119,811	72,557	192,368
Equity compensation expense (Note 13)	3,528		3,528		3,528
Other comprehensive income (Note 8)	462					462
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0
Conversion of Partnership's units (Note 12)		3,060	47,258	(50,318)
Balance at Dec. 31, 2013	781,426	12,310	606,413	162,703	781,426	0
Distributions declared and paid (distributions of $0.93 in 2013 and 2014 and $0.94 in 2015 per common unit, $0.86 in 2013 and 2014 and $0.87 in 2015 per preferred unit) (Note 12)	(102,798)	(1,725)	(86,027)	(15,046)	(102,798)
Partnership's net income	44,012	593	29,377	14,042	44,012
Issuance of Partnership's units (Note 12)	173,504		173,504		173,504
Repurchase from CMTC and cancellation of Partnership's units (Note 12)	(60,000)		(60,000)		(60,000)
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	36,417	728	35,689		36,417
Conversion of Partnership's units (Note 12)		3,696	36,591	(40,287)
Balance at Dec. 31, 2014	872,561	15,602	735,547	121,412	872,561	0
Distributions declared and paid (distributions of $0.93 in 2013 and 2014 and $0.94 in 2015 per common unit, $0.86 in 2013 and 2014 and $0.87 in 2015 per preferred unit) (Note 12)	(122,773)	(2,225)	(109,027)	(11,521)	(122,773)
Partnership's net income	55,410	879	43,197	11,334	55,410
Issuance of Partnership's units (Note 12)	132,588		132,588		132,588
Equity compensation expense (Note 13)	34		34		34
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0
Conversion of Partnership's units (Note 12)		2,742	7,900	(10,642)
Balance at Dec. 31, 2015	$ 937,820	$ 16,998	$ 810,239	$ 110,583	$ 937,820	$ 0